Leases (Tables)	12 Months Ended
Jan. 31, 2026
Leases [Abstract]
Schedule of changes in right of use assets
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2026:

	Carrying amount as at January 31, 2025	Additions	Depreciation [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2026

Building & land	$166.1	$70.9	$(51.8)	$0.9	$12.3	$198.4
Equipment	16.7	6.1	(8.5)	(0.4)	(0.1)	13.8
Total	$182.8	$77.0	$(60.3)	$0.5	$12.2	$212.2
[a]
An amount of $33.2 million included in cost of sales.
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Additions	Depreciation [a]	Impairment [b]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2025
Building & land	$152.4	$36.7	$(47.5)	$(6.1)	$3.3	$27.3	$166.1
Equipment	17.3	5.9	(7.7)	—	0.9	0.3	16.7
Total	$169.7	$42.6	$(55.2)	$(6.1)	$4.2	$27.6	$182.8
[a]
An amount of $28.4 million included in cost of sales.
[b]
Impairment charge of $6.1 million is related to Marine businesses assets held for sale (Note 3
2
).

Schedule of changes in lease liabilities
The following table explains the changes in lease liabilities during the year ended January 31, 2026:

	Carrying amount as at January 31, 2025	Issuance	Interest	Repayment [a]	Liabilities associated with assets held for sale (Note 32)	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2026
Lease liabilities	$205.3	$76.5	$9.8	$(67.8)	$3.0	$(2.0)	$12.6	$237.4
[a]
Includes $9.8 million of interest paid.

The following table explains the changes in lease liabilities during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Issuance	Interest	Repayment [a]	Liabilities associated with assets held for sale (Note 3 2 )	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2025
Lease liabilities	$188.3	$43.1	$8.5	$(60.9)	$(6.7)	$7.6	$25.4	$205.3
[a]
Includes $8.5 million of
inter
est paid.